FAIR VALUE MEASUREMENT (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended						0 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Mar. 05, 2014	Dec. 09, 2013	May 30, 2012	Dec. 31, 2011
Schedule of Cost-method Investments [Line Items]
Impairment charge for cost method investment		[1]	$ 1,000	[1]	$ 200	[1]
Intangible asset and goodwill, fair value	3,489		3,102
Impairment of intangible assets and goodwill	2,890		323		3,820
Investments in affiliated company	20,130		24,720		1,000			24,720
Rakuto Bio Technologies Ltd. (RBT) [Member]
Schedule of Cost-method Investments [Line Items]
Contingent consideration	4,883		7,896						15,240
Acquisition income (expense)	3,013		1,146
Investments in affiliated company										4,275
Cool Touch Inc [Member]
Schedule of Cost-method Investments [Line Items]
Contingent consideration	100						100
Discount rate	16.00%						16.00%
Auction Rate Securities [Member]
Schedule of Cost-method Investments [Line Items]
Investment's, fair value			1,061
Impairment charge for cost method investment			2,803
Iluminage Beauty [Member]
Schedule of Cost-method Investments [Line Items]
Discount rate	21.00%
Investments in affiliated company	$ 20,130		$ 24,720					$ 24,720

[1]	On March 15, 2012, Syneron invested in Juvenis, an Israel-based company. Under the terms of the agreement, Syneron made an initial investment in Juvenis of $1,000 in cash. On November 11, 2013, Juvenis' board of directors resolved that Juvenis should cease its operations due to lack of funds. Refer to note 4 for further details.